Accumulated Other Comprehensive Income (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain on available-for-sale securities, net of taxes		4
Foreign currency translation adjustment	(156)	(8,552)		(4,098)
Effective portion of net loss on derivative instrument designated as cash flow hedge	(1)	(39)	(1)	(23)	(291)
Funded status on employee benefit plans	(14)	(765)		(238)
Total	$ (171)	(9,352)		(4,359)